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                                 THE ASTON FUNDS
                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602


                                              June 18, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:   The Aston Funds (the "Registrant")
               File Nos. 033-68666/811-8004

Dear Sir or Madam:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated June 16, 2008 and Statement of Additional Information dated June 16, 2008 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in Post-Effective Amendment No. 99 (the "Amendment") which was filed on June 13, 2008 and went effective June 16, 2008, and (2) the text of the Amendment was filed electronically (Accession # 0000950137-08-008499).

         Any questions with respect to this certification should be directed to me at (312) 268-1434.


                                                Sincerely,


                                                /s/ Joseph Wheeler
                                                --------------------------
                                                Joseph Wheeler
                                                Assistant Secretary


cc:   Teresa M. R. Hamlin, Esq.
      Corey L. Zarse, Esq.